Benefit Plans, Health Care Cost Trend Rate and Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (10,524)	$ (7,955)
Prior service cost	0	0
Amortization of net actuarial gain	824	423	$ 1,008
Amortization of prior service cost	(13)	(13)	313
Total	(9,713)	(7,545)
Retirement Plan [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(7,451)	(5,380)
Prior service cost	0	0
Amortization of net actuarial gain	86	0
Amortization of prior service cost	0	0
Total	(7,365)	(5,380)
Postretirement Benefits [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(3,073)	(2,575)
Prior service cost	0	0	0
Amortization of net actuarial gain	738	423
Amortization of prior service cost	(13)	(13)	$ 313
Total	$ (2,348)	$ (2,165)